Financial Liabilities - Loans by Currency (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 UYU ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 UYU ($)	Dec. 31, 2021 CLP ($)
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 4,544							€ 4,693
Euro
Disclosure of detailed information about borrowings [line items]
Loans and other payables	2,823							3,148
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Loans and other payables	481	$ 514						781	$ 885
Brazilian real
Disclosure of detailed information about borrowings [line items]
Loans and other payables	303		R$ 1,688					36		R$ 225
Colombian peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	273			$ 1,402,435				310			$ 1,399,759
Mexican peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	217				£ 4,501			3				£ 64
Uruguayan peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	128					$ 5,456		108					$ 5,456
Chilean peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	199						$ 181,601	186						$ 177,845
Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 120							€ 121